Group balance sheet - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Goodwill		$ 785	$ 797
Intangible assets		3,773	4,389
Property, plant and equipment		66,579	66,468
Investments in equity accounted units		4,454	4,407
Inventories		202	214
Deferred tax assets		3,435	3,624
Receivables and other assets		1,665	1,659
Other financial assets		572	481
Total non-current assets		81,465	82,039
Current assets
Inventories		6,517	6,659
Receivables and other assets		3,884	3,945
Tax recoverable		196	115
Other financial assets		569	1,118
Cash and cash equivalents		9,256	9,673
Total current assets		20,422	21,510
Total assets		101,887	103,549
Current liabilities
Borrowings		(767)	(824)
Leases		(332)	(345)
Other financial liabilities		(305)	(273)
Trade and other payables		(7,689)	(8,238)
Tax payable		(227)	(542)
Close-down, restoration and environmental provisions		(1,737)	(1,523)
Provisions for post-retirement benefits and other employment costs		(362)	(361)
Other provisions		(615)	(637)
Total current liabilities		(12,034)	(12,743)
Non-current liabilities
Borrowings		(12,115)	(12,177)
Leases		(1,085)	(1,006)
Other financial liabilities		(524)	(513)
Trade and other payables		(564)	(596)
Tax payable		(30)	(31)
Deferred tax liabilities		(2,443)	(2,584)
Close-down, restoration and environmental provisions		(14,134)	(15,627)
Provisions for post-retirement benefits and other employment costs		(1,080)	(1,197)
Other provisions		(714)	(734)
Total non-current liabilities		(32,689)	(34,465)
Total liabilities		(44,723)	(47,208)
Net assets		57,164	56,341
Capital and reserves
Share premium account		4,324	4,324
Other reserves		7,295	8,328
Retained earnings		40,149	38,350
Equity attributable to owners of Rio Tinto		55,253	54,586
Attributable to non-controlling interests		1,911	1,755
Total equity		57,164	56,341
Rio Tinto Plc
Capital and reserves
Share capital	[1]	207	207
Rio Tinto Limited
Capital and reserves
Share capital	[1]	$ 3,278	$ 3,377

[1]	At 30 June 2024, Rio Tinto plc had 1,252.6 million ordinary shares in issue and held by the public, and Rio Tinto Limited had 371.2 million shares in issue and held by the public. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc in either period presented.